Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

Nasdaq notice

On January 13, 2023, the Company received a Staff determination letter from the Listing Qualifications Department of The Nasdaq Stock Market LLC notifying the Company of the Staff’s determination to delist the Company’s securities from The Nasdaq Capital Market due to the Company’s failure to comply with the minimum US$2.5 million stockholders’ equity requirement for continued listing on The Nasdaq Capital Market, unless the Company timely requests a hearing before a Nasdaq Hearings Panel.

On March 22, 2023, the Company has been notified by the Nasdaq Hearings Panel (“Panel”) of the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) that the Company’s request for continued listing on the Nasdaq Capital Market has been granted, subject to the requirement that the Company demonstrate on or before July 12, 2023, its compliance with the shareholder equity requirement, as outlined in Listing Rule 5550(b)(1) (the “Equity Rule”). The Panel advised that July 12, 2023, represents the full extent of the Panel’s discretion to grant continued listing while the Company is non-compliant.

Acquisition

On February 7, 2023, the Company, through a newly incorporated subsidiary, Fresh2 Technology Inc. (“Fresh2”), entered into a Share Purchase Agreement (the “Ecommerce Agreement”) to acquire Fresh 2 Ecommerce Inc, a Delaware corporation (“Fresh2 Ecommerce”), from Mr. Haohan Xu, the Company’s Co-CEO and Co-Chairman of the board of directors. Fresh2 Ecommerce is a business-to-business e-commerce platform focused on connecting Asian food suppliers and supermarkets in the U.S. Fresh2 Ecommerce provides an online direct selling platform for food suppliers such as food companies, manufacturers, agents, importers, and wholesalers to supermarkets. Pursuant to the Agreement, the Company purchased all the issued and outstanding equity interests in Fresh2 Ecommerce in consideration of US$2,100, payable in the form of 5,440,420 Class A ordinary shares of the Company, which was fully issued in February 2023.

(2) On February 15, 2023, the Company closed the acquisition of GISN (HK) LIMITED (“GISN”), a technical solution and outsourcing consulting services provider focused on the digital, internet and Web 3 business transformation for start-ups and traditional enterprises. This acquisition is a critical initiative for the Company to improve the efficiency of its e-commerce operations. The Company agreed to purchase 100% of the issued and outstanding equity interest of GISN in consideration of $1,700, payable in the form of 8,785,530 newly issued Class A ordinary shares of the Company, which was fully issued in February 2023.

On March 31, 2023, the Company entered into an asset purchase agreement (the “Agreement”) with Easy Hundred Inc. (“Easy Hundred”), a U.S.-based e-commerce company in the foodservice industry, through which the Company will acquire certain fixed assets of Easy Hundred and Easy Hundred’s intellectual property relating to ez100, 2Supply and 100WAY. The intellectual property includes a full set of e-commerce platform source codes, covering websites, apps, and management systems. Pursuant to the Agreement, the Company agreed to purchase the intellectual property relating to ez100, 2Supply and 100WAY and certain fixed assets for the consideration of $8,150, payable in the form of $730 in cash and 17,665,702 Class A ordinary shares of the Company. The closing of the transaction took place on March 31, 2023.

Equity financing activities

In December 2022 and January 2023, the Company signed definitive investment agreements with several third-party investors to sell 33,171,421 Class A ordinary shares of the Company at a price of US$0.175 per ordinary share a total purchase price of US$5,805. Proceeds of approximately US$5,112 were received by April 22, 2023. Concurrently, for each Class A ordinary share purchased, the investors received two warrants with each warrant to purchase one Class A ordinary share at an exercise price of US$0.21 per ordinary share. The warrants are exercisable within 2 years from the date of issuance.

In March 2023, the Company signed definitive investment agreements with several shareholders, whereby the investors agreed to purchase an aggregate of 16,666,665 Class A ordinary shares at a price of US$0.30 per ordinary share for a total purchase price of US$5,000. The Company has not received any proceeds from these agreements.

On April 6, 2023, the Company completed the sale of a total of 12,500,000 Class A ordinary shares, pre-funded warrants exercisable for 2,500,000 Class A ordinary and warrants exercisable for 750,000 ADSs to institutional investors. The purchase price of each pre-funded warrant is equal to the price per one ADS, minus US$0.0001, and the exercise price of each pre-funded warrant will equal US$0.0001 per share. The pre-funded warrants are immediately exercisable and may be exercised at any time until all of the pre-funded warrants are exercised in full. The warrants are immediately exercisable, will expire five (5) years from the original issuance date and have an exercise price of US$4.00 per ADS. The Company also issued to Univest Securities, LLC (“Univest”), the sole placement agent for the Offering, warrants exercisable for 37,500 ADSs, with an exercise price of US$4.80 per ADS, pursuant to a placement agency agreement (the “Placement Agency Agreement”) dated March 31, 2023 between the Company and Univest. Other than in respect of the exercise price, the placement agent warrants have terms identical to the warrants. The Company received of approximately US$3,010 from this investment.

Name Change

On May 9, 2023, the Company changed its name from AnPac Bio-Medical Science Co., Ltd. to Fresh2 Group Limited.